LEASES	12 Months Ended
Dec. 31, 2024
Leases
LEASES

NOTE 9. LEASES

The Company leases certain office space under operating leases for use in operations. The Company recognizes operating lease expense on a straight-line basis over the lease term. Management determines if an arrangement is a lease at contract inception. Lease and non-lease components are accounted for as a single component for all leases. Operating lease right to use (ROU) assets and liabilities are recognized at the lease commencement date based on the present value of the future lease payments over the expected lease term, which includes optional renewal periods if we determine it is reasonably certain that the option will be exercised. As our leases do not provide an implicit rate, the discount rate used in the present value calculation represents our incremental borrowing rate determined using information available at the commencement date. Operating lease expense is included as a component of research and development and administrative expenses in the consolidated statements of operations. For the years ended December 31, 2024, 2023 and 2022, the Company recorded operating lease expense of £402,314. Cash payments on lease liabilities during both of the years ended December 31, 2024 and 2023 totaled £447,015 and £763,487 for the year ended December 31, 2022. At December 31, 2024 and 2023, weighted-average remaining lease term and discount rate were as follows:

	December 31,
	2024	2023	2022
Weighted-average remaining lease term	4.11 years	5.11 years	8.2 years
Weighted-average discount rate	8.6%	8.6%	8.6%

The following is a maturity analysis of the annual undiscounted cash flows reconciled to the carrying value of the operating lease liabilities as of December 31, 2024:

Years Ended December 31,
2025	£447,015
2026	447,015
2027	447,015
2028	447,015
Less imputed interest	(288,577)
Total	£1,499,483